IMPAIRIMENTS RESTRUCTURING AND OTHERS (Tables)	3 Months Ended
Mar. 31, 2017
Restructuring And Impairment [Abstract]
Schedule Of Restructuring Reserve By Type Of Cost [TextBlock]
NOTE 14 – Impairments, restructuring and others:
Impairments, restructuring and others consisted of the following:

	Three months ended
	March 31,
	2017	2016

	U.S. $ in millions

Restructuring expenses	$130	$19
Capital loss from currency translation	52	-
Integration expenses	23	13
Contingent consideration	21	51
Impairments of long-lived assets	11	13
Acquisition expenses	-	24
Others	3	(1)

Total	$240	$119